Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net.
Schedule of Property, Plant and Equipment, Net

(Thousands)	Depreciable Lives	September 30, 2022	December 31, 2021
Land		$9,092	$9,150
Buildings	10 - 40 years	44,274	43,895
Leasehold improvements(1)		923	613
Plant equipment	3 - 15 years	90,912	88,155
Vehicles and transportation equipment	3 - 5 years	753	876
IT systems	3 - 7 years	2,475	2,453
Furniture and fixtures	3 - 10 years	2,890	2,746
Customer beverage equipment(2)	3 - 5 years	21,879	24,341
Lease right-of-use assets(3)		10	—
Construction in progress and equipment deposits		23,775	8,025
		196,983	180,254
Less: accumulated depreciation		(62,852)	(52,641)
Property, plant and equipment, net		$134,131	$127,613
(1)	Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease life.
(2)	Customer beverage equipment consists of brewers held on site at customer locations.
(3)	Lease right-of-use assets are amortized over the shorter of the useful life of the asset or the lease term.

(Thousands)	Depreciable Lives	December 31, 2021	December 31, 2020
Land		$9,150	$8,010
Buildings	10 – 40 years	43,895	35,028
Leasehold improvements(1)		613	399
Plant equipment	3 – 15 years	88,155	74,363
Vehicles and transportation equipment	3 – 5 years	876	910
IT systems	3 – 7 years	2,453	2,195
Furniture and fixtures	3 – 10 years	2,746	2,318
Customer beverage equipment(2)	3 – 5 years	24,341	26,507
Construction in progress and equipment deposits		8,025	13,372
		180,254	163,102
Less: accumulated depreciation		(52,641)	(36,828)
Property, plant and equipment, net		$127,613	$126,274
(1)	Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease life.
(2)	Customer beverage equipment consists of brewers held on site at customer locations.